Summary of Significant Accounting Policies (Details) - Schedule of Depreciation and Amortization of Property and Equipment	6 Months Ended
Mar. 31, 2024
Leasehold improvement [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Minimum [Member] | Property and buildings [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	20 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years
Minimum [Member] | Automobiles [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	3 years
Maximum [Member] | Property and buildings [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	25 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	10 years
Maximum [Member] | Automobiles [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years
Maximum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years